COLUMBIA SMALL CAP GROWTH FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Small Cap Growth Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.9%

Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 1.2%
Atlanta Braves Holdings, Inc., Class C(a)	540,744	19,439,747

Interactive Media & Services 0.6%
ZoomInfo Technologies, Inc.(a)	586,193	8,423,593

Total Communication Services		27,863,340

Consumer Discretionary 10.8%
Broadline Retail 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	221,193	16,206,811

Diversified Consumer Services 0.9%
WW International, Inc.(a)	1,934,003	13,944,162

Hotels, Restaurants & Leisure 5.5%
Cava Group, Inc.(a)	366,692	12,471,195
Churchill Downs, Inc.	245,566	28,429,176
Kura Sushi USA, Inc., Class A(a)	347,318	21,700,429
Texas Roadhouse, Inc.	215,188	24,221,561

Total		86,822,361

Household Durables 0.7%
Installed Building Products, Inc.	79,920	12,028,759

Specialty Retail 2.7%
Academy Sports & Outdoors, Inc.	384,174	19,542,931
Valvoline, Inc.	697,504	23,882,537

Total		43,425,468

Total Consumer Discretionary		172,427,561

Consumer Staples 3.0%
Beverages 1.8%
Celsius Holdings, Inc.(a)	590,843	29,252,637

Consumer Staples Distribution & Retail 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	292,468	18,887,583

Total Consumer Staples		48,140,220

Energy 4.1%
Energy Equipment & Services 1.1%
ChampionX Corp.	602,832	17,675,034

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.0%
Antero Resources Corp.(a)	380,856	8,999,627
Northern Oil and Gas, Inc.	598,059	22,379,368
Permian Resources Corp.	777,309	10,213,840
Uranium Energy Corp.(a)	987,295	6,437,164

Total		48,029,999

Total Energy		65,705,033

Financials 3.3%
Financial Services 1.2%
Flywire Corp.(a)	790,500	18,418,650

Insurance 2.1%
RLI Corp.	146,988	19,931,573
Skyward Specialty Insurance Group, Inc.(a)	419,496	13,717,519

Total		33,649,092

Total Financials		52,067,742

Health Care 19.5%
Biotechnology 4.4%
Arcus Biosciences, Inc.(a)	491,690	7,404,851
Beam Therapeutics, Inc.(a)	141,981	3,986,827
Intellia Therapeutics, Inc.(a)	139,437	4,131,518
Natera, Inc.(a)	775,348	43,380,721
Revolution Medicines, Inc.(a)	218,874	5,106,331
Syndax Pharmaceuticals, Inc.(a)	401,061	6,675,660

Total		70,685,908

Health Care Equipment & Supplies 3.6%
Glaukos Corp.(a)	116,244	7,426,829
ICU Medical, Inc.(a)	182,120	15,982,851
Inspire Medical Systems, Inc.(a)	135,466	19,684,565
LivaNova PLC(a)	331,344	14,860,778

Total		57,955,023

Health Care Providers & Services 4.2%
Addus HomeCare Corp.(a)	193,108	16,839,017
Chemed Corp.	65,822	37,321,074
Universal Health Services, Inc., Class B	88,035	12,103,052

Total		66,263,143

2	Columbia Small Cap Growth Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 0.5%
GoodRx Holdings, Inc., Class A(a)	1,386,221	8,303,464

Life Sciences Tools & Services 6.8%
10X Genomics, Inc., Class A(a)	392,321	17,073,810
BioLife Solutions, Inc.(a)	331,249	4,097,550
Bio-Techne Corp.	485,204	30,519,332
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	8,055,556
DNA Script(a),(b),(c),(d)	11,675	2,646,999
MaxCyte, Inc.(a)	1,217,447	5,782,873
Pacific Biosciences of California, Inc.(a)	804,657	6,823,491
Repligen Corp.(a)	206,439	32,462,533

Total		107,462,144

Total Health Care		310,669,682

Industrials 32.0%
Aerospace & Defense 5.7%
BWX Technologies, Inc.	360,522	28,131,532
Curtiss-Wright Corp.	213,561	45,680,698
Kratos Defense & Security Solutions, Inc.(a)	891,801	16,988,809

Total		90,801,039

Building Products 2.1%
AAON, Inc.	380,007	23,788,438
Trex Company, Inc.(a)	123,231	8,659,443

Total		32,447,881

Commercial Services & Supplies 1.8%
Casella Waste Systems, Inc., Class A(a)	354,500	28,671,960

Electrical Equipment 2.1%
Atkore, Inc.(a)	111,567	14,492,553
Enovix Corp.(a)	670,761	7,425,324
nVent Electric PLC	214,052	11,398,269

Total		33,316,146

Ground Transportation 6.0%
RXO, Inc.(a)	786,035	16,475,294
Saia, Inc.(a)	83,478	32,588,976
XPO, Inc.(a)	542,407	46,798,876

Total		95,863,146

Machinery 0.8%
RBC Bearings, Inc.(a)	49,941	12,871,793

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 5.7%
Exponent, Inc.	294,081	22,632,474
FTI Consulting, Inc.(a)	192,210	42,374,616
MAXIMUS, Inc.	305,887	25,538,506

Total		90,545,596

Trading Companies & Distributors 7.8%
Core & Main, Inc., Class A(a)	1,195,492	41,878,085
FTAI Aviation Ltd.	1,151,796	47,465,513
SiteOne Landscape Supply, Inc.(a)	247,311	34,826,335

Total		124,169,933

Total Industrials		508,687,494

Information Technology 19.4%
Communications Equipment 1.1%
Harmonic, Inc.(a)	1,609,145	17,797,144

Electronic Equipment, Instruments & Components 0.8%
908 Devices, Inc.(a)	1,496,236	11,910,038

Semiconductors & Semiconductor Equipment 7.3%
Aehr Test Systems(a)	498,909	11,454,951
Axcelis Technologies, Inc.(a)	104,112	12,939,039
Lattice Semiconductor Corp.(a)	122,180	7,153,639
Onto Innovation, Inc.(a)	239,901	33,828,440
Rambus, Inc.(a)	755,657	51,135,309

Total		116,511,378

Software 9.0%
BILL Holdings, Inc.(a)	287,390	18,815,423
Procore Technologies, Inc.(a)	537,169	31,741,316
Sprout Social, Inc., Class A(a)	147,373	8,385,524
SPS Commerce, Inc.(a)	72,956	12,568,860
Tenable Holdings, Inc.(a)	618,894	25,616,023
Varonis Systems, Inc.(a)	448,229	18,776,313
Workiva, Inc., Class A(a)	291,337	28,017,879

Total		143,921,338

Technology Hardware, Storage & Peripherals 1.2%
Super Micro Computer, Inc.(a)	70,042	19,154,386

Total Information Technology		309,294,284

Columbia Small Cap Growth Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 5.0%
Chemicals 1.6%
Balchem Corp.	197,019	24,572,210

Construction Materials 0.9%
Knife River Corp.(a)	235,581	14,059,474

Metals & Mining 2.5%
Alamos Gold, Inc., Class A	1,090,248	16,146,573
Osisko Gold Royalties Ltd.	1,010,082	14,807,802
Triple Flag Precious Metals Corp.	665,654	9,279,217

Total		40,233,592

Total Materials		78,865,276

Total Common Stocks (Cost $1,479,201,181)		1,573,720,632

Money Market Funds 2.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(e),(f)	41,022,075	41,013,870

Total Money Market Funds (Cost $41,009,815)		41,013,870

Total Investments in Securities (Cost: $1,520,210,996)		1,614,734,502

Other Assets & Liabilities, Net		(23,761,885)

Net Assets		1,590,972,617

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $10,702,555, which represents 0.67% of total net assets.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $10,702,555, which represents 0.67% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	8,055,556
DNA Script	10/01/2021	11,675	10,180,303	2,646,999

			32,701,113	10,702,555

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(f)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	100,321,662	278,176,856	(337,471,180)	(13,468)	41,013,870	12,367	849,245	41,022,075

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4	Columbia Small Cap Growth Fund | First Quarter Report 2023

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